Intangible Assets Including Goodwill - Future Amortization (Details) $ in Millions	Dec. 31, 2023 USD ($)
Future amortization expense, by year
2024	$ 2,257
2025	1,973
2026	1,790
2027	1,671
2028	1,368
Thereafter	1,979
Capitalized software
Future amortization expense, by year
2024	514
2025	260
2026	100
2027	0
2028	0
Thereafter	0
Acquired intangibles
Future amortization expense, by year
2024	1,743
2025	1,713
2026	1,690
2027	1,671
2028	1,368
Thereafter	$ 1,979